Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 621,365	$ 1,123,095
Short term investments	696,074	14,257,394
Total	$ 1,317,439	$ 15,380,489